Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories at December 31, 2019 and 2018 were as follows (in millions):

	2019	2018
Raw materials and supplies	$164.9	$191.5
Work-in-process	899.6	914.1
Finished goods	161.3	191.1
Total inventories at current cost	1,225.8	1,296.7
Adjustment from current cost to LIFO cost basis	33.6	2.9
Inventory valuation reserves	(104.1)	(88.5)
Total inventories, net	$1,155.3	$1,211.1

Schedule of Inventory Valuation Impact on Income

	Fiscal year ended December 31,
	2019	2018	2017
LIFO benefit (charge)	$25.5	$(28.6)	$(54.2)
NRV benefit (charge)	(25.6)	27.9	54.0
Net cost of sales impact	$(0.1)	$(0.7)	$(0.2)